Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Jan. 09, 2024	Dec. 31, 2023	Jan. 31, 2023	Dec. 31, 2022
Global Partner Acquisition Corp II [Member]
Ordinary shares subject to possible redemption	1,794,585		3,931,719
Preference shares, par value	$ 0.0001		$ 0.0001		$ 0.0001
Preference shares, shares authorized	5,000,000		5,000,000		5,000,000
Preference shares, shares issued	0		0		0
Preference shares, shares outstanding	0		0		0
Common stock, par value			$ 0.00001
Global Partner Acquisition Corp II [Member] | Common Class A [Member]
Ordinary shares subject to possible redemption	1,794,585		3,931,719		30,000,000
Temporary Equity, Redemption Price Per Share	$ 11.26		$ 11.12		$ 10.16
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000		500,000,000
Common stock, shares issued	0		0		0
Common stock, shares outstanding	0		0		0
Global Partner Acquisition Corp II [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, shares issued	7,500,000		7,500,000		7,500,000
Common stock, shares outstanding	7,500,000		7,500,000		7,500,000
Stardust Power Inc [Member]
Common stock, par value	$ 0.00001		$ 0.00001
Common stock, shares authorized	15,000,000		15,000,000
Common stock, shares issued	9,017,300		9,017,300
Common stock, shares outstanding	9,017,300		9,017,300